Subsequent Event	12 Months Ended
Mar. 31, 2026
Subsequent Event [Abstract]
SUBSEQUENT EVENT
27.	SUBSEQUENT EVENT
Th Group has evaluated events from the year ended March 31, 2026 through the date the financial statements were issued. There were no subsequent events that need disclosure.